UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
_______________

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of
the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2015 to December 31, 2015

Date of Report (Date of earliest event reported):  February 5, 2016

WESTGATE RESORTS, LTD.1
(exact name of securitizer as specified in its charter)

025-02367                                                                               0001657217
(Commission File Number of Securitizer)                                                                                                                              (Central Index Key Number of Securitizer)

Rose M. Schindler, Esq. Counsel (561)322-2979
Name and telephone number, including area code, of the person to contact in connection with this filing
_______________________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c )(1)  ☒

Indicate by check mark whether securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c )(2)(i)  ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c )(2)(ii)  ☒

1 Westgate Resorts, Ltd., as securitizer, is filing this Form ABS-15G in respect to issuance of private collateralized note offerings by the following affiliated issuers:  Westgate Resorts 2015-1 LLC (February 20, 2015) and Westgate Resorts 2015-2 LLC  (November 17, 2015).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 5, 2016	WESTGATE RESORTS, LTD., by and through Westgate Resorts, Inc., its sole general partner (Securitizer)

	By:	/s/ David A. Siegel
David A. Siegel, President